United States Securities and Exchange Commission

Washington, DC 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Company

Investment Company Act file number 811-01879

Janus Investment Fund
(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206
(Address of principal executive offices) (Zip code)

Kathryn Santoro, 151 Detroit Street, Denver, Colorado 80206
(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 6/30

Date of reporting period: 3/31/19

Item 1. Schedule of Investments.
--------------------------------------------------------------------------------

Janus Henderson Government Money Market Fund

Schedule of Investments (unaudited)

March 31, 2019

Principal Amounts		Value
U.S. Government Agency Notes – 57.1%
Federal Home Loan Bank Discount Notes:
2.4294%, 4/1/19	$3,000,000	$3,000,000
2.4295%, 4/2/19	3,000,000	2,999,800
2.4192%, 4/3/19	3,000,000	2,999,602
2.4190%, 4/4/19	3,000,000	2,999,403
2.4203%, 4/5/19	3,000,000	2,999,203
2.4182%, 4/8/19	3,000,000	2,998,607
2.4248%, 4/9/19	3,000,000	2,998,403
2.4408%, 4/12/19	3,000,000	2,997,790
2.4857%, 4/15/19	3,000,000	2,997,137
2.4340%, 4/16/19	3,000,000	2,996,995
2.4502%, 4/17/19	6,000,000	5,993,548
2.4436%, 4/18/19	3,000,000	2,996,582
2.4794%, 4/22/19	3,000,000	2,995,717
2.4489%, 4/24/19	3,000,000	2,995,366
2.4423%, 4/25/19	3,000,000	2,995,178
2.4349%, 4/26/19	3,000,000	2,994,992
2.4496%, 5/1/19	3,000,000	2,993,956
2.4577%, 5/2/19	3,000,000	2,993,734
2.4504%, 5/3/19	3,000,000	2,993,551
2.4445%, 5/6/19	3,000,000	2,992,964
2.4393%, 5/7/19	3,000,000	2,992,779
2.4506%, 5/8/19	3,000,000	2,992,544
2.4345%, 5/10/19	3,000,000	2,992,193
2.4438%, 5/13/19	3,000,000	2,991,561
2.4558%, 5/14/19	3,000,000	2,991,319
2.4467%, 5/15/19	3,000,000	2,991,150
2.4504%, 5/16/19	3,000,000	2,990,936
2.4520%, 5/21/19	3,000,000	2,989,924
2.4571%, 5/22/19	3,000,000	2,989,701
2.4491%, 5/24/19	3,000,000	2,989,333
2.4458%, 5/29/19	3,000,000	2,988,344
2.4581%, 6/5/19	3,000,000	2,986,875
2.4459%, 6/6/19	3,000,000	2,986,739
2.4463%, 6/7/19	3,000,000	2,986,536
2.4462%, 6/10/19	3,000,000	2,985,935
2.4576%, 6/12/19	3,000,000	2,985,468
2.4520%, 6/14/19	3,000,000	2,985,099
		113,748,964
FHLMC Multifamily VRD Certificates Taxable:
2.5900%, 1/15/42‡	5,461,157	5,458,552
Total U.S. Government Agency Notes (cost $119,207,516)		119,207,516
Variable Rate Demand Agency Notes‡ – 23.9%
AE REALTY LLC, 2.6600%, 10/1/23	480,000	480,000
Clearwater Solutions LLC, 2.5200%, 9/1/21	450,000	450,000
Cypress Bend Real Estate Development Co LLC, 2.4900%, 4/1/33	9,000,000	9,000,000
Florida Food Products Inc, 2.5700%, 12/1/22	1,350,000	1,350,000
Greer Family LLC, 2.4900%, 8/1/31	3,000,000	3,000,000
Irrevocable Trust Agreement John A Thomas & Elizabeth F Thomas,
2.5700%, 12/1/20	2,500,000	2,500,000
Johnson Capital Management LLC, 2.5900%, 6/3/47	2,845,000	2,845,000
Kenneth Rosenthal Irrevocable Life Insurance Trust, 2.4900%, 4/1/36	6,425,000	6,425,000
Lake Nona Trust, 2.5700%, 10/1/44	2,800,000	2,800,000
Mesivta Yeshiva Rabbi Chaim Berlin, 2.4990%, 11/1/35	8,900,000	8,900,000
Mississippi Business Finance Corp, 2.5000%, 9/1/21	905,000	905,000
Mississippi Business Finance Corp, 2.5000%, 1/1/34	2,865,000	2,865,000
Mississippi Business Finance Corp, 2.5000%, 12/1/35	3,020,000	3,020,000
Thomas H Turner Family Irrevocably Trust, 2.4900%, 6/1/20	4,500,000	4,500,000
Tyler Enterprises LLC, 2.6900%, 10/3/22	895,000	895,000
Total Variable Rate Demand Agency Notes (cost $49,935,000)		49,935,000

Principal Amounts		Value
Repurchase Agreements(a) – 19.1%
Undivided interest of 13.3% in a joint repurchase agreement (principal amount $300,000,000 with a maturity value of $300,061,750) with Royal Bank of Canada, NY Branch, 2.4700%, dated 3/29/19, maturing 4/1/19 to be repurchased at $40,008,233 collateralized by $293,769,747 in U.S. Government Agencies 2.5000% - 7.0000%, 9/1/25 - 6/1/56 with a value of $306,062,985 (cost $40,000,000)	$40,000,000	$40,000,000
Total Investments (total cost $209,142,516) – 100.1%		209,142,516
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(265,316)
Net Assets – 100%		$208,877,200

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

‡	The interest rate on variable rate demand agency notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of March 31, 2019.

(a)	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
U.S. Government Agency Notes	$-	$119,207,516	$-
Variable Rate Demand Agency Notes	-	49,935,000	-
Repurchase Agreements	-	40,000,000	-
Total Assets	$-	$209,142,516	$-

Organization and Significant Accounting Policies

Janus Henderson Government Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Liquidity

The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:

The Fund will limit its investments in illiquid securities to 5% or less of its total assets.

Daily liquidity. The Fund will invest at least 10% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Weekly liquidity. The Fund will invest at least 30% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.

Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective.

Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of the Fund’s filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

Janus Henderson Money Market Fund

Schedule of Investments (unaudited)

March 31, 2019

Principal Amounts		Value
Certificates of Deposit – 18.2%
Mizuho Bank Ltd/NY, 2.7600%, 4/9/19	$25,000,000	$25,001,376
MUFG Bank Ltd/NY, 2.4500%, 4/5/19	45,000,000	45,000,000
Sumitomo Mitsui Banking Corp/New York, 2.4500%, 4/1/19	15,000,000	15,000,000
Sumitomo Mitsui Banking Corp/New York, 2.4600%, 5/2/19	30,000,000	30,000,000
Svenska Handelsbanken NY, 2.5500%, 5/28/19	7,000,000	7,000,524
Toronto-Dominion Bank/The, 2.6500%, 5/22/19	25,000,000	25,000,000
Toronto-Dominion Bank/The, 2.5400%, 6/17/19	20,000,000	20,000,000
Total Certificates of Deposit (cost $167,001,900)		167,001,900
Commercial Paper – 43.4%
Atlantic Asset Securitization LLC, 2.5283%, 4/1/19 (Section 4(2))	12,000,000	12,000,000
Atlantic Asset Securitization LLC, 2.4963%, 4/3/19 (Section 4(2))	3,000,000	2,999,595
Atlantic Asset Securitization LLC, 2.5697%, 4/26/19 (Section 4(2))	26,000,000	25,954,855
BNP Paribas Finance Inc, 2.5962%, 6/3/19	25,000,000	24,889,646
Commonwealth Bank of Australia, 2.6590%, 4/24/19 (Section 4(2))	25,000,000	24,958,692
Commonwealth Bank of Australia, 2.6118%, 5/15/19 (Section 4(2))	15,000,000	14,953,451
Gotham Funding Corp, 2.5395%, 4/1/19 (Section 4(2))	18,000,000	18,000,000
Gotham Funding Corp, 2.5917%, 4/10/19 (Section 4(2))	15,000,000	14,990,539
HSBC Securities (USA) Inc, 2.6491%, 6/3/19 (Section 4(2))	25,000,000	24,887,434
JP Morgan Securities LLC, 2.9531%, 5/14/19	15,000,000	14,948,658
Manhattan Asset Funding Co LLC, 2.5396%, 4/1/19 (Section 4(2))	11,000,000	11,000,000
Manhattan Asset Funding Co LLC, 2.5397%, 4/16/19 (Section 4(2))	33,000,000	32,966,005
Nieuw Amsterdam Receivables Corp, 2.5937%, 5/8/19 (Section 4(2))	20,000,000	19,948,153
Nieuw Amsterdam Receivables Corp, 2.6171%, 6/4/19 (Section 4(2))	25,000,000	24,887,011
Skandinaviska Enskilda Banken AB, 2.5150%, 4/11/19 (Section 4(2))	35,000,000	34,976,189
Societe Generale North America Inc, 2.4540%, 4/8/19 (Section 4(2))	20,000,000	19,990,703
Societe Generale North America Inc, 2.4545%, 4/17/19 (Section 4(2))	25,000,000	24,973,440
Svenska Handelsbanken NY, 2.5768%, 6/12/19 (Section 4(2))	10,000,000	9,949,939
Svenska Handelsbanken NY, 2.6042%, 6/26/19 (Section 4(2))	25,000,000	24,849,021
Swedbank AB, 2.6062%, 5/29/19	8,000,000	7,967,360
Victory Receivables Corp, 2.5275%, 4/3/19 (Section 4(2))	7,000,000	6,999,043
Total Commercial Paper (cost $397,089,734)		397,089,734
U.S. Government Agency Notes – 1.1%
Federal Home Loan Bank Discount Notes:
2.4380%, 4/12/19 (cost $9,992,643)	10,000,000	9,992,643
Variable Rate Demand Agency Notes‡ – 18.9%
Breckenridge Terrace LLC, 2.5900%, 5/2/39	14,980,000	14,980,000
Breckenridge Terrace LLC, 2.5900%, 5/2/39	4,000,000	4,000,000
County of Eagle CO, 2.5900%, 6/1/27	9,100,000	9,100,000
County of Eagle CO, 2.5900%, 5/2/39	8,000,000	8,000,000
Griffin-Spalding County Development Authority, 2.5200%, 8/1/28	3,750,000	3,750,000
Harry M Rubin 2014 Insurance Trust, 2.5100%, 10/1/34	6,460,000	6,460,000
Hawkes 0-Side I LLC, 2.4900%, 4/1/55	8,800,000	8,800,000
Industrial Development Board of the City of Auburn, 2.4900%, 7/1/26	3,475,000	3,475,000
Jefferson Vista Canyon LLC, 2.6100%, 12/2/58	3,070,000	3,070,000
Lush Properties LLC, 2.4900%, 11/1/33	5,395,000	5,395,000
Lynette Kerrane-Darragh Children's Trust, 2.5100%, 9/1/30	4,935,000	4,935,000
Mesivta Yeshiva Rabbi Chaim Berlin, 2.4990%, 11/1/35	3,790,000	3,790,000
Michael Dennis Sullivan Irrevocable Trust, 2.5100%, 2/1/35	11,375,000	11,375,000
Mississippi Business Finance Corp, 2.5200%, 7/1/20	2,500,000	2,500,000
Mississippi Business Finance Corp, 2.5000%, 12/1/35	5,240,000	5,240,000
Phoenix Realty Special Account-U LP, 2.5100%, 4/1/20	1,675,000	1,675,000
RDR Investment Co LLC, 2.5400%, 11/1/19	170,000	170,000
SSAB AB, 2.4900%, 4/1/34	30,000,000	30,000,000
SSAB AB, 2.4900%, 5/1/34	20,000,000	20,000,000
Steel Dust Recycling LLC, 2.5100%, 5/1/46	13,875,000	13,875,000
Tenderfoot Seasonal Housing LLC, 2.5900%, 7/2/35	5,700,000	5,700,000
University of Illinois, 2.3800%, 4/1/44	6,815,000	6,815,000
Total Variable Rate Demand Agency Notes (cost $173,105,000)		173,105,000
Repurchase Agreements(a) – 18.7%
Goldman Sachs & Co., 2.5100%, dated 3/29/19, maturing 4/1/19 to be repurchased at $100,020,917 collateralized by $102,641,018 in U.S. Government Agencies 2.7850% - 1007.5000%, 6/25/19 - 12/20/48 with a value of $102,000,000	100,000,000	100,000,000

Principal Amounts		Value
Repurchase Agreements(a) – (continued)
Undivided interest of 17.9% in a joint repurchase agreement (principal amount $400,000,000 with a maturity value of $400,085,667) with HSBC Securities (USA), Inc., 2.5700%, dated 3/29/19, maturing 4/1/19 to be repurchased at $71,615,334 collateralized by $389,163,134 in U.S. Government Agencies 3.0000% - 4.5000%, 11/1/26 - 5/1/58 with a value of $408,000,000	$71,600,000	$71,600,000
Total Repurchase Agreements (cost $171,600,000)		171,600,000
Total Investments (total cost $918,789,277) – 100.3%		918,789,277
Liabilities, net of Cash, Receivables and Other Assets – (0.3)%		(2,430,771)
Net Assets – 100%		$916,358,506

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
LP	Limited Partnership

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to “put” back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

4(2)

Securities sold under Section 4(2) of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 4(2) securities as of the period ended March 31, 2019 is $349,284,070, which represents 38.1% of net assets.

‡	The interest rate on variable rate demand agency notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of March 31, 2019.

(a)	The Fund may have elements of risk due to concentration of investments. Such concentrations may subject the Fund to additional risks.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2019.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments in Securities:
Certificates of Deposit	$-	$167,001,900	$-
Commercial Paper	-	397,089,734	-
U.S. Government Agency Notes	-	9,992,643	-
Variable Rate Demand Agency Notes	-	173,105,000	-
Repurchase Agreements	-	171,600,000	-
Total Assets	$-	$918,789,277	$-

Organization and Significant Accounting Policies

Janus Henderson Money Market Fund (the “Fund”) is a series fund. The Fund is part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and therefore has applied the specialized accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Trust offers 48 Funds which include multiple series of shares, with differing investment objectives and policies. The Fund seeks capital preservation and liquidity with current income as a secondary objective.

The following accounting policies have been followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America.

Liquidity

The Fund has adopted liquidity requirements (measured at the time of purchase) as noted:

The Fund will limit its investments in illiquid securities to 5% or less of its total assets.

Daily liquidity. The Fund will invest at least 10% of its total assets in “daily liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within one business day, and/or amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.

Weekly liquidity. The Fund will invest at least 30% of its assets in “weekly liquid assets,” which generally include cash (including demand deposits), direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, and securities (including repurchase agreements) that will mature or are subject to a demand feature that is exercisable and payable within five business days.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Investments held by the Fund are valued utilizing the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE.

Periodic review and monitoring of the valuation of short-term securities is performed in an effort to ensure that amortized cost approximates market value. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2019 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

There were no transfers between Level 1, Level 2 and Level 3 of the fair value hierarchy during the period. The Fund recognizes transfers between the levels as of the beginning of the fiscal year.

Additional Investment Risk

The financial crisis in both the U.S. and global economies over the past several years has resulted, and may continue to result, in a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-

income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks, took steps to support the financial markets. The withdrawal of this support, a failure of measures put in place to respond to the crisis, or investor perception that such efforts were not sufficient could each negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries continue to impact many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including the Fund, may not be fully known for some time. As a result, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude the Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 provided for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expanded federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act remain pending and will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act on the Fund and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced, and may continue to experience, severe economic and financial difficulties. In particular, many EU nations are susceptible to economic risks associated with high levels of debt, notably due to investments in sovereign debt of countries such as Greece, Italy, Spain, Portugal, and Ireland. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts. Many other issuers have faced difficulties obtaining credit or refinancing existing obligations. Financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit. As a result, financial markets in the EU experienced extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. Greece, Ireland, and Portugal have already received one or more "bailouts" from other Eurozone member states, and it is unclear how much additional funding they will require or if additional Eurozone member states will require bailouts in the future. The risk of investing in securities in the European markets may also be heightened due to the referendum in which the United Kingdom voted to exit the EU (known as “Brexit”). There is considerable uncertainty about how Brexit will be conducted, how negotiations of necessary treaties and trade agreements will proceed, or how financial markets will react. In addition, one or more other countries may also abandon the euro and/or withdraw from the EU, placing its currency and banking system in jeopardy.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on the Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund. The Fund may be unable to recover its investment from the counterparty or may obtain a limited recovery, and/or recovery may be delayed. The extent of the Fund’s exposure to counterparty risk with respect to financial assets and liabilities approximates its carrying value.

The Fund may be exposed to counterparty risk through its investments in certain securities, including, but not limited to, repurchase agreements and debt securities. The Fund intends to enter into financial transactions with counterparties that Janus Capital Management LLC (“Janus Capital”) believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that the Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties.

Repurchase Agreements

The Fund and other funds advised by Janus Capital or its affiliates may transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Subsequent Event

Management has evaluated whether any events or transactions occurred subsequent to March 31, 2019 and through the date of the Fund’s filing and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s filing.

--------------------------------------------------------------------------------
Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)
Date: May 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bruce Koepfgen
Bruce Koepfgen, President and Chief Executive Officer of Janus Investment Fund

(Principal Executive Officer)
Date: May 30, 2019

By: /s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund

(Principal Accounting Officer and Principal Financial Officer)

Date: May 30, 2019